ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity
Total current assets	¥ 2,958,548		¥ 3,930,953		$ 428,948
Total assets	5,267,643		6,085,501		763,735
Total current liabilities	1,668,668		2,152,132		241,933
Total liabilities	2,582,722		3,152,062		$ 374,459
Revenues	4,142,862		6,250,109	¥ 6,433,363
Net income/(loss)	(288,308)	$ (41,801)	137,803	228,753
Net cash provided by/(used in) operating activities	(787,643)	(114,199)	(232,435)	157,302
Net cash used in investing activities	(42,258)	(6,127)	(1,069,289)	(206,880)
Net cash provided by/(used in) financing activities	289,198	$ 41,928	551,077	564,671
Variable Interest Entities
Variable Interest Entity
Total current assets	2,045,609		2,989,474
Total non-current assets	790,027		701,134
Total assets	2,835,636		3,690,608
Total current liabilities	1,521,807		1,937,301
Total non-current liabilities	484,496		479,676
Total liabilities	2,006,303		2,416,977
Revenues	2,536,863		5,219,560	6,297,534
Net income/(loss)	(1,282)		(61,184)	751,803
Variable Interest Entities | Correction of error
Variable Interest Entity
Net cash provided by/(used in) operating activities	(226,419)		(295,860)	770,935
Net cash used in investing activities	(26,610)		(71,916)	(131,183)
Net cash provided by/(used in) financing activities	¥ 445,570		¥ 32,024	¥ 564,671